Organization and Basis of Presentation (Details)	12 Months Ended
	Oct. 31, 2023	Nov. 10, 2022	May 10, 2018
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	10.00%
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	49.00%	0.10%	59.00%
Shangli Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage			41.00%
Guangxi Nanning [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	90.00%
Hangzhou Zhitongche [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	51.00%
Investor [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	49.00%
Jiuyao Youche [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	51.00%